Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 264,348
Financial liabilities	5,346,822
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,346,822	$ 4,951,891
Financial liabilities at amortised cost, category | Current and non-current liabilities to credit institutions - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,475,548	2,026,665
Financial liabilities at amortised cost, category | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,443,343	1,467,696
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	552,093	720,759
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	485,200	368,145
Financial liabilities at amortised cost, category | Current and non-current liabilities related to repurchase commitments - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	115,864	119,664
Financial liabilities at amortised cost, category | Interest Bearing Current Liabilities -Related Parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	106,827	93,361
Financial liabilities at amortised cost, category | Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82,264	53,257
Financial liabilities at amortised cost, category | Other current liabilities and other current liabilities - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55,418	20,939
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,694	16,415
Financial liabilities at amortised cost, category | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,571	64,990
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	933,259	1,155,674
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	668,911	768,264
Financial assets at amortised cost, category | Trade receivables and trade receivables - related parties - (Restated)
Disclosure of detailed information about financial instruments [line items]
Financial assets	184,576	187,742
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,135	152,605
Financial assets at amortised cost, category | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,490	1,834
Financial assets at amortised cost, category | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,056	35,496
Financial assets at amortised cost, category | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6,091	$ 9,733